Commitments (Tables)	12 Months Ended
Mar. 31, 2026
Commitments
Schedule of capital commitments
The amounts below are the minimum amounts that we are committed to pay.

	2026 €m	2025 € m

Contracts placed for future capital expenditure not provided in the financial statements 1	3,292	2,264
Notes:

1.	Commitment includes contracts placed for property, plant and equipment and intangible assets.